Document and Entity Information	Oct. 20, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2023
Entity Registrant Name	Exxon Mobil Corporation
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	22777 Springwoods Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	972
Local Phone Number	940-6000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000034088
Common Stock, without par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
0.142% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.142% Notes due 2024
Trading Symbol	XOM24B
Security Exchange Name	NYSE
0.524% Notes due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
0.835% Notes due 2032 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
1.408% Notes due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE